Contract Assets and Liabilities - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Revenue from performance obligations satisfied or partially satisfied in prior periods	₩ 109,867	₩ 185,515